Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Schedule of notional and fair values of derivatives outstanding

	Asset Derivatives		Liability Derivatives
	Notional Value	Fair Value	Notional Value	Fair Value
	(Dollars in thousands)
September 30, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$221,185	$(10,379)

Total derivatives		$—		$(10,379)

December 31, 2012
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)
Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Condensed, Consolidated Balance Sheet.

	Asset Derivatives		Liability Derivatives
	Notional Value	USD Fair Value	Notional Value	USD Fair Value
	(Dollars in thousands)
December 31, 2012:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$336,125	$(20,933)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$65,985	$54	$—	$—

Total derivatives		$54		$(20,933)

December 31, 2011:
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$—	$—	$480,912	$(31,756)

Derivatives not designated as hedging instruments:
Interest rate cap agreements(b)	$77,946	$198	$—	$—

Total derivatives		$198		$(31,756)

(a)
Converts floating interest rate debt into fixed rate debt.

(b)
Derivative assets are presented in Lease receivables and other assets on the Consolidated Balance Sheet.

Schedule of gain (loss) in OCI related to derivative instruments designated as hedging instruments

	Three Months Ended September 30,		Nine Months Ended September 30,
Gain (Loss)	2013	2012	2013	2012
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)(b)	$2,572	$2,275	$8,987	$5,715
Amortization of balances of de-designated hedges and other adjustments	282	282	847	847
Income tax effect	(1,007)	(904)	(3,471)	(2,216)

Net changes in cash flow hedges, net of taxes	$1,847	$1,653	$6,363	$4,346

(a)
Includes $(62) and $(946) of combined CVA and MVA for the three months ended September 30, 2013 and 2012, respectively, and $(311) and $(5,864) of combined CVA and MVA for the nine months ended September 30, 2013 and 2012, respectively.

(b)
Includes the following amounts for the following periods:

Three months ended September 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(272) and $(1,898), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,844 and $4,173, respectively.

Nine months ended September 30, 2013 and 2012:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(560) and $(8,136), respectively, and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $9,547 and $13,851, respectively.

	December 31,
Gain (Loss)	2012	2011	2010
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives(a):
Interest rate swap agreements(b)	$9,290	$23,059	$3,949
Foreign exchange swap agreements(c)	—	140,029	(111,473)
Amortization of balances of de-designated hedges and other adjustments	1,130	2,809	3,372
Foreign exchange component of cross currency swaps credited (charged) to income	—	(104,800)	225,700
Income tax effect	(3,588)	(21,384)	(42,542)

Net changes in cash flow hedges, net of taxes	$6,832	$39,713	$79,006

(a)
Includes $(6.1) million, $7.0 million and $23.3 million of combined CVA and MVA for the years ended December 31, 2012, 2011 and 2010.

(b)
Includes the following amounts for the following periods:
Years ended December 31, 2012, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(8,422), $(2,166) and $(27,733), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $17,712, $25,225 and $31,682, respectively.

(c)
Includes the following amounts for the following periods:
Years ended December 31, 2011 and 2010:    (i) effective portion of the unrealized gain or (loss) on derivative position of $108,709 and $(172,003), respectively; and (ii) amounts reclassified from AOCI primarily into interest expense when cash payments were made or received on qualifying cash flow hedges of $31,320 and $60,530, respectively. Also included in this amount is a loss on matured swaps of $(6,502) for the year ended December 31, 2011.

Schedule of effect of derivatives recorded in other expenses on the condensed, consolidated statements of operations

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(12)	$(19)	$(42)	$(64)
Derivatives Not Designated as a Hedge:
Interest rate cap agreements	—	174	61	368
Reconciliation to Condensed, Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	(282)	(847)	(847)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(294)	$(127)	$(828)	$(543)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives (Ineffective Portion)(a)
	December 31,
	2012	2011	2010
	(Dollars in thousands)
Derivatives Designated as Cash Flow Hedges:
Interest rate swap agreements	$(82)	$(111)	$(156)
Foreign exchange swap agreements	—	1,008	(26,788)

Total	(82)	897	(26,944)

Derivatives Not Designated as a Hedge:
Interest rate cap agreements(b)	558	(1,394)	(2,062)
Reconciliation to Consolidated Statements of Operations:
Income effect of maturing derivative contracts	—	(6,502)	(15,409)
Reclassification of amounts de-designated as hedges recorded in AOCI	(1,130)	(2,809)	(3,372)

Effect from derivatives, net of change in hedged items due to changes in foreign exchange rates	$(654)	$(9,808)	$(47,787)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

(b)
An additional $(0.7) million, $(0.4) million and $(0.1) million of amortization of premium paid to the derivative counterparty was recognized in Interest expense during the years ended December 31, 2012, 2011 and 2010, respectively.